CONSOLIDATED CONDENSED INTERIM STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net Income for The Period	$ 162,627,813	$ 385,892,701
Items of Other Comprehensive Income to be reclassified to Income for the period
Exchange Difference for Translation of Financial Statements	765,272	(130,343)
Share of Other Comprehensive Income of associates and joint ventures accounted for using the equity method	(7,601)	0
Losses from Financial Instruments
Income for the Period from Financial Instruments at Fair Value through OCI	(150,076,028)	(482,939)
Income Tax	49,693,910	207,895
Total Other Comprehensive Income	(99,624,447)	(405,387)
Total Other Comprehensive Income Attributable to Parent Company's Owners	(99,622,753)	(405,387)
Total Other Comprehensive Income Attributable to Non-controlling Interests	(1,694)	0
Total Comprehensive Income	63,003,366	385,487,314
Total Comprehensive Income Attributable to Parent Company's Owners	62,956,442	385,651,034
Total Comprehensive Income Attributable to Non-controlling Interests	$ 46,924	$ (163,720)